INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of inventories
	As of December 31
	2011	2012
Inventories
Finished goods	13,579	8,488
Raw materials	4,577	2,748
Work in process	578	126
	18,734	11,362